Changes in Non-Vested Restricted Stock (Detail) (USD $)	6 Months Ended
Jun. 30, 2011
Non-vested Restricted Stock Number
Beginning Balance	1,672,854
Granted	452,460
Vested	(759,450)
Forfeited	(6,716)
Ending Balance	1,359,148
Non-vested Restricted Stock Weighted Average Grant Price
Beginning Balance	$ 11.12
Granted	$ 28.08
Vested	$ 10.45
Forfeited	$ 15.37
Ending Balance	$ 17.12